EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

15. EMPLOYEE BENEFITS

In accordance with the relevant rules and regulations in the PRC, employees of the Company are covered by benefit plans established by the local government. These plans are defined contribution plans and Zhejiang ReneSola Investment Ltd. (“ReneSola Investment”), Sichuan Bo Bo Power Engineering Co., Ltd. (“Sichuan Bo Bo”) and ReneSola Shanghai Ltd (“ReneSola Shanghai”), have respectively contributed 15%, 16% and 16% of the basic salaries of their employees to such plans. In addition, ReneSola Investment, Sichuan Bo Bo and ReneSola Shanghai are required by PRC law to respectively contribute approximately 17.95%, 14.63% and 16.16% of the basic salaries of their employees for medical insurance benefits, housing funds, unemployment and other statutory benefits. Other than such contributions, there is no further obligation for payments to employees under these plans.

Total contributions were $1,257,335, $877,709 and $408,632 for the years ended December 31, 2019, 2020 and 2021, respectively.